Stockholders' Equity (Details Narrative 1) - USD ($)	1 Months Ended				3 Months Ended		12 Months Ended
	Sep. 30, 2016	May 31, 2016	Feb. 29, 2016	Sep. 30, 2015	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 22, 2016	Jan. 31, 2016	Jul. 16, 2015	Apr. 09, 2015	Feb. 28, 2015	Jan. 31, 2015
Volatility rate							100.00%
Risk free interest rate							1.90%
8% Notes Subscription Agreement [Member]
Exercise value of warrants							$ 5,656,250
Options and Warrants [Member]
Number of restricted shares issued, new issue							75,000
Expense related to the vesting of outstanding					$ 7,500		$ 64,552
Five Employees [Member]
Share price (in dollars per share)								$ 0.08
Six Directors [Member]
Share price (in dollars per share)										$ 0.36
One Accredited Investor [Member]
Share price (in dollars per share)											$ 0.0001
Two Former Employees [Member]
Share price (in dollars per share)												$ 0.28
Performance Market Based Stock Awards Dated February 2016 [Member]
Number of restricted shares issued, new issue			3,301,358
Amortization of unvested restricted shares					5,878	$ 452	22,409
Value of restricted stock grant					$ 198,000		$ 198,000
Method used					Monte Carlo Simulation.		Monte Carlo Simulation.
Expected term (in years)					6 years		6 years
Volatility rate					91.00%		91.00%
Risk free interest rate					1.34%		1.34%
Value of award					$ 18,000
Description of vesting rights

The restricted shares will vest according to the following terms:

-	20% when the market price of the Company’s common stock trades at or above $0.30 for a specified period.
-	30% when the market price of the Company’s common stock trades at or above $0.40 for a specified period.
-	30% when the market price of the Company’s common stock trades at or above $0.50 for a specified period.
-	20% when the market price of the Company’s common stock trades at or above $0.60 for a specified period.

Performance Market Based Stock Awards Dated February 2016 [Member] | Chief Financial Officer [Member]
Number of restricted shares issued, new issue			2,200,905
Performance Market Based Stock Awards Dated February 2016 [Member] | President [Member]
Number of restricted shares issued, new issue			1,100,453
Performance Market Based Stock Awards [Member]
Amortization of unvested restricted shares					3,849	$ 1,586	$ 30,793
Value of restricted stock grant				$ 92,000	$ 38,000		$ 257,000
Method used					Monte Carlo Simulation.		Monte Carlo Simulation.
Expected term (in years)					6 years		6 years
Volatility rate					88.00%		88.00%
Risk free interest rate					1.79%		1.79%
Description of vesting rights

The restricted shares will vest according to the following terms:

•	50% if the Company’s revenue for the first half of 2016 is at least 20% greater than revenue for the first half of 2015 and
•	50% if the Company has positive EBITDA (a non GAAP measure) for the first half of 2016.

Restricted Shares [Member] | Vice President of U.S. Operations [Member]
Number of restricted shares issued, new issue	1,650,680
Amortization of unvested restricted shares					$ 6,499		$ 7,582
Value of restricted stock grant					$ 141,000		$ 141,000
Method used					Monte Carlo Simulation.		Monte Carlo Simulation.
Expected term (in years)					6 years		6 years
Volatility rate					92.00%		92.00%
Risk free interest rate					1.35%		1.35%
Description of vesting rights

-	20% when the market price of the Company’s common stock trades at or above $0.30 for a specified period.

-	30% when the market price of the Company’s common stock trades at or above $0.40 for a specified period.

-	30% when the market price of the Company’s common stock trades at or above $0.50 for a specified period.

-	20% when the market price of the Company’s common stock trades at or above $0.60 for a specified period.

Restricted Shares [Member] | Chief Executive Officer [Member]
Number of restricted shares issued, new issue		1,100,453
Value of restricted stock grant					$ 94,000		$ 198,000
Share based compensation					0		$ 0
Method used							Monte Carlo Simulation.
Expected term (in years)							6 years
Volatility rate							92.00%
Risk free interest rate							1.43%
Value of award					18,000
Description of vesting rights

-	20% when the market price of the Company’s common stock trades at or above $0.30 for a specified period.
-	30% when the market price of the Company’s common stock trades at or above $0.40 for a specified period.
-	30% when the market price of the Company’s common stock trades at or above $0.50 for a specified period.
-	20% when the market price of the Company’s common stock trades at or above $0.60 for a specified period.

Restricted Shares [Member] | Director [Member]
Number of restricted shares issued, new issue													940,595
Share price (in dollars per share)													$ 2
Amortization of unvested restricted shares					17,900		$ 5,967
Value of restricted stock grant					$ 430,000		$ 430,000
Method used					Monte Carlo Simulation.		Monte Carlo Simulation.
Expected term (in years)					6 years		6 years
Volatility rate					98.00%		98.00%
Risk free interest rate					2.00%		2.00%
Restricted Shares [Member] | Former Interim Chief Executive Officer [Member]
Number of restricted shares issued, new issue				1,524,245			6,290,000
Performance Stock Awards January 2016 [Member]
Number of restricted shares issued, new issue									6,281,250
Share price (in dollars per share)									$ 0.12
Value of restricted stock grant					$ 509,000		$ 509,000
Share based compensation					$ 113,840
Method used					Monte Carlo Simulation.		Monte Carlo Simulation.
Expected term (in years)					1 year		1 year
Volatility rate					106.00%		106.00%
Risk free interest rate					0.65%		0.65%